Related Party Transactions (Details) - USD ($)								1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 01, 2024	Jul. 01, 2023	Jun. 01, 2023	Feb. 01, 2023	Apr. 25, 2022	Jul. 20, 2021	Feb. 09, 2021	Jan. 31, 2024	Jun. 30, 2023	Dec. 12, 2022	Nov. 01, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 17, 2022
Related Party Transactions [Line Items]
Percentage of authority control												10.00%		10.00%
Consulting fees														$ 4,272	$ 2,971
Stock options granted (in Shares)			160,000				800,000							250,000
Contractual life				10 years					10 years	10 years	10 years			3 years 8 months 15 days	4 years 4 months 9 days
Vesting percentage	25.00%
Related parties were forfeited (in Shares)												239,782
Share-based compensation expense												$ 10,484	$ 185,068	$ 135,947	$ 47,906
Unsecured amount												22,072		$ 22,455	22,705
Line of credit												$ 50,000
Percentage of outstanding principal												20.00%
Contractual term			10 years			10 years	10 years					7 years 4 months 9 days		7 years 10 months 2 days
Exercise price per share (in Dollars per share)			$ 5			$ 0.6	$ 0.6
Stock options value			$ 420,521			$ 51,014	$ 203,972
Percentage of option vesting for remaining periods									75.00%				75.00%
Stock option re-issued (in Shares)			80,000
Unvested options were forfeited (in Shares)																137,500
Remaining vested option (in Shares)																62,500
Weighted average exercise price percentage (in Dollars per share)														$ 1.22
Stock Option [Member]
Related Party Transactions [Line Items]
Share-based compensation expense															1,424
Contractual term			10 years
Exercise price per share (in Dollars per share)			$ 5
Black-Scholes Option Pricing Model [Member]
Related Party Transactions [Line Items]
Percentage of option vesting	75.00%
Vesting percentage		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%			25.00%
Percentage of option vesting for remaining periods		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%		75.00%	75.00%			75.00%
Northstrive Companies Inc. [Member]
Related Party Transactions [Line Items]
Consulting fees														$ 120,000	120,000
Due to related party														34,378	7,165
Jordan Plews [Member]
Related Party Transactions [Line Items]
Amount of salary paid														223,646	222,446
Employer taxes														$ 23,646	12,446
Four Related Parties [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)							200,000
Brenda Buechler, Chief Marketing Officer [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)														150,000
Christoph Kraneiss, Chief Commercial Officer [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)														100,000
Black-Scholes Option Pricing Model [Member]
Related Party Transactions [Line Items]
Stock options value														$ 264,906
Braeden Lichti [Member]
Related Party Transactions [Line Items]
Due to related party														22,455	142,705
GB Capital Ltd [Member]
Related Party Transactions [Line Items]
Consulting fees												$ 100,833	$ 42,500	110,000	95,078
Northstrive Companies Inc. [Member]
Related Party Transactions [Line Items]
Consulting fees												60,000	60,000
Jordan Plews [Member]
Related Party Transactions [Line Items]
Consulting fees														4,272
Amount of salary paid												122,032	111,523
Employer taxes									$ 11,522			13,698	11,522
Brenda Buechler [Member]
Related Party Transactions [Line Items]
Amount of salary paid												132,807	106,123
Employer taxes									11,123			14,297	11,123
Christoph Kraneiss [Member]
Related Party Transactions [Line Items]
Consulting fees														879
Amount of salary paid												122,818	98,608
Employer taxes									$ 8,608			10,639	$ 8,608
Braeden Lichti [Member]
Related Party Transactions [Line Items]
Consulting fees														879
Share-based compensation expense												22,072		22,455
Graydon Bensler [Member]
Related Party Transactions [Line Items]
Consulting fees												45,143		15,143	1,485
Due to related party												$ 56,127		34,378
Related Party [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)						200,000
Directors [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)	80,000
Contractual life	10 years
Exercise price (in Dollars per share)	$ 1
Stock options value	$ 45,986
Brenda Buechler [Member]
Related Party Transactions [Line Items]
Amount of salary paid														212,913	107,937
Employer taxes														22,913	7,937
Christoph Kraneiss [Member]
Related Party Transactions [Line Items]
Amount of salary paid														197,398	72,792
Employer taxes														$ 17,398	$ 5,292
Two Directors [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)			80,000
Common Stock [Member]
Related Party Transactions [Line Items]
Exercise price per share (in Dollars per share)			$ 5